COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
15	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2017 were as follows. The Company’s leases do not contain any contingent rent payment terms.

RMB
Year ending December 31,
2018	166,291
2019	163,956
2020	114,695
2021	71,122
2022	46,378
2023 and thereafter	48,108
Total	610,550

Gross rent expenses incurred under operating leases were RMB108,992, RMB136,076 and RMB181,352 for the years ended December 31, 2015, 2016, and 2017, respectively. Sublease rental income of RMB382, RMB460, and RMB632 for the years ended December 31, 2015, 2016, and 2017, respectively, were recognized as reductions of gross rental expenses.